Public Offerings - Summary of Issuances of Common Shares (Parenthetical) (Detail) (Class A [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	May 31, 2010
Class A [Member]
Public Offering [Line Items]
Business acquisition for Issuance Of Class A common shares	2.6
Business acquisition of Class A common share value	$ 32.0	$ 25.0	$ 102.9